Schedule I: Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Schedule I: Condensed Financial Information of Registrant	chedule I: Condensed Financial Information of Registrant
FUNKO, INC.
CONDENSED STATEMENTS OF OPERATIONS
(PARENT COMPANY ONLY)

	Year Ended December 31,
	2024	2023	2022
	(in thousands)
Intercompany revenue	$148	$226	$564
Selling, general, and administrative expenses	13,803	10,812	16,941
Total operating expenses	13,803	10,812	16,941
Loss from operations	(13,655)	(10,586)	(16,377)
Interest expense, net	(387)	(321)	(168)
Tax receivable agreement liability adjustment	(547)	100,223	(3,987)
Equity in net income (loss) of subsidiaries	(186)	(114,697)	(8,040)
Loss before income taxes	(14,775)	(25,381)	(28,572)
Income tax (benefit) expense	(57)	128,698	(20,537)
Net loss	$(14,718)	$(154,079)	$(8,035)

See accompanying notes to condensed financial information.
Schedule I: Condensed Financial Information of Registrant (continued)

FUNKO, INC.
CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
(PARENT COMPANY ONLY)

	Year Ended December 31,
	2024	2023	2022
	(in thousands)
Net loss	$(14,718)	$(154,079)	$(8,035)
Other comprehensive (loss) income:
Foreign currency translation (loss) gain, net of tax effect of $0, $(770) and $1,169 for the years ended December 31, 2024, 2023 and 2022, respectively	(1,496)	2,423	(3,681)
Comprehensive loss attributable to Funko, Inc.	$(16,214)	$(151,656)	$(11,716)

See accompanying notes to condensed financial information.
Schedule I: Condensed Financial Information of Registrant (continued)

FUNKO, INC.
CONDENSED BALANCE SHEETS
(PARENT COMPANY ONLY)

	December 31,
	2024	2023
	(in thousands, except per share data)
Assets
Current assets:
Cash and cash equivalents	$1,258	$3,734
Income tax receivable	202	311
Total current assets	1,460	4,045

Intercompany receivable	113,009	118,783
Investment in subsidiaries	119,097	118,443
Total assets	$233,566	$241,271
Liabilities and Stockholders' Equity
Current liabilities:
Current portion of liabilities under tax receivable agreement	$547	$8,960
Accrued expenses and other current liabilities	—	370
Total current liabilities	547	9,330

Commitments and contingencies

Stockholders' equity:
Class A common stock, par value $0.0001 per share, 200,000 shares authorized; 52,967 shares and 50,549 shares issued and outstanding as of December 31, 2024 and 2023, respectively	5	5
Class B common stock, par value $0.0001 per share, 50,000 shares authorized; 1,430 shares and 2,277 shares issued and outstanding as of December 31, 2024 and 2023, respectively	—	—
Additional paid-in-capital	343,472	326,180
Accumulated other comprehensive loss	(1,676)	(180)
Accumulated deficit	(108,782)	(94,064)
Total stockholders' equity	233,019	231,941
Total liabilities and stockholders' equity	$233,566	$241,271

See accompanying notes to condensed financial information.
Schedule I: Condensed Financial Information of Registrant (continued)

FUNKO, INC.
CONDENSED STATEMENTS OF CASH FLOWS
(PARENT COMPANY ONLY)

	Year Ended December 31,
	2024	2023	2022

	(in thousands)
Operating Activities
Net loss	$(14,718)	$(154,079)	$(8,035)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Equity in net loss (income) of subsidiaries	186	114,697	8,040
Equity-based compensation	13,602	10,534	16,591
Deferred tax expense (benefit)	(57)	123,124	(17,173)
Tax receivable liability adjustment	547	(100,223)	3,987
Changes in operating assets and liabilities, net of amounts acquired:
Income tax receivable	110	7,219	(7,530)
Due from related parties, net	5,778	436	(984)
Prepaid expenses and other assets	—	—	(11,019)
Income taxes payable	—	—	(14,684)
Accrued expenses and other liabilities	(374)	370	11,190
Net cash provided by (used in) operating activities	5,074	2,078	(19,617)

Investing Activities
Capital contribution to FAH, LLC	—	—	(73,980)
Net cash used in investing activities	—	—	(73,980)

Financing Activities
Tax distribution received from FAH, LLC	—	—	38,811
Tax receivable agreement payments	(8,960)	(4)	(7,718)
Proceeds from exercise of equity-based options	1,410	749	1,472
Net cash (used in) provided by financing activities	(7,550)	745	32,565

Net change in cash and cash equivalents	(2,476)	2,823	(61,032)
Cash and cash equivalents at beginning of period	3,734	911	61,943
Cash and cash equivalents at end of period	$1,258	$3,734	$911

Supplemental Cash Flow Information
Income tax payments	$—	$—	$18,999
Establishment of liabilities under tax receivable agreement	547	—	30,034
Issuance of equity instruments for acquisitions	—	—	1,487

See accompanying notes to condensed financial information.
Schedule I: Condensed Financial Information of Registrant (continued)

FUNKO, INC.
NOTES TO CONDENSED FINANCIAL INFORMATION
(PARENT COMPANY ONLY)
December 31, 2024
1. Organization
Funko, Inc. (the “Parent Company”) was formed on April 21, 2017 as a Delaware corporation and is a holding company with no direct operations. The Parent Company's assets consist primarily of cash and cash equivalents, its equity interest in FAH, LLC, and certain deferred tax assets, net of valuation allowance.
The Parent Company's cash inflows are primarily from distributions and other transfers from FAH, LLC. The amounts available to the Parent Company to fulfill cash commitments are subject to certain restrictions in FAH, LLC’s Credit Facilities. See Note 10, "Debt" to the Funko, Inc. Consolidated Financial Statements, appearing elsewhere in this Form 10-K.
2. Basis of Presentation
These condensed Parent Company financial statements should be read in conjunction with the consolidated financial statements of Funko, Inc. and the accompanying notes thereto, included in this Form 10-K. For purposes of this condensed financial information, the Parent Company's interest in FAH, LLC is recorded based upon its proportionate share of FAH, LLC's net assets (similar to presenting them on the equity method). The net assets of the consolidated subsidiaries exceed 25 percent of consolidated net assets, therefore requiring Schedule I.
The Parent Company is the sole managing member of FAH, LLC, and pursuant to the Amended and Restated LLC Agreement of FAH, LLC (the “LLC Agreement”), receives compensation in the form of reimbursements for all costs associated with being a public company. Intercompany revenue consists of these reimbursement payments and is recognized when the corresponding expense to which it relates is recognized.
Certain intercompany balances presented in these condensed Parent Company financial statements are eliminated in the consolidated financial statements. For the years ended December 31, 2024, 2023, and 2022, the full amounts of intercompany revenue and equity in net income (loss) of subsidiaries in the Parent Company Statements of Operations were eliminated in consolidation. An intercompany receivable was owed to the Parent Company by FAH, LLC of $113.0 million and $118.8 million as of December 31, 2024 and 2023, respectively. On May 3, 2022, the Parent Company entered into a common unit subscription agreement with FAH, LLC pursuant to which the Parent Company purchased 4,251,701 newly issued common units in exchange for a capital contribution of approximately $74.0 million (the “Capital Contribution”). Following the Capital Contribution, (i) the common units of FAH, LLC were recapitalized through a reverse unit split in order to maintain a one-to-one ratio between the number of common units owned by the Parent Company and the number of outstanding shares of Class A common stock in accordance with the FAH LLC Agreement, and (ii) approximately 0.9 million outstanding shares of Class B common stock were cancelled. Related party amounts that were not eliminated in the consolidated financial statements include the Parent Company's liabilities under the tax receivable agreement, which totaled $0.5 million and $9.0 million as of December 31, 2024 and 2023, respectively.
3. Commitments and Contingencies
The Parent Company is party to a tax receivable agreement that provides for the payment by the Parent Company to the TRA Parties of 85% of the amount of any tax benefits that the Parent Company actually realizes, or in some cases is deemed to realize, as a result of certain transactions. See Note 13, "Liabilities under Tax Receivable Agreement," to the Funko, Inc. consolidated financial statements, appearing elsewhere in this Form 10-K, for more information regarding the Parent Company's tax receivable agreement. As described in Note 13, "Liabilities under Tax Receivable Agreement," to the Funko, Inc. consolidated financial statements, appearing elsewhere in the Form 10-K, amounts payable under the tax receivable agreement are contingent upon, among other things, (i) generation of future taxable income of Funko, Inc. over the term of the tax receivable agreement and (ii) future changes in tax laws. As of December 31, 2024 and 2023, liabilities under the tax receivable agreement totaled $0.5 million and $9.0 million, respectively.
See Note 14, "Commitments and Contingencies," to the Funko, Inc. consolidated financial statements, appearing elsewhere in this Form 10-K, for information regarding pending and threatened litigation. Pursuant to the LLC Agreement, the Parent Company receives reimbursements for all costs associated with being a public company, which includes costs of litigation.